Property, Plant and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment Net Details Narrative
Write-offs of machinery and equipment	$ 0	$ 0	$ 191
Depreciation expense	$ 638	$ 554	$ 548